Summary of Restricted Stock Units (Details)	12 Months Ended
	Jun. 30, 2024 CAD ($) Integer	Jun. 30, 2023 Integer
Disclosure of classes of share capital [line items]
Outstanding and exercisable	$ 7,873,000
Outstanding and exercisable one [member]
Disclosure of classes of share capital [line items]
Date granted	Oct. 03, 2022
Outstanding and exercisable	$ 2,500,000
Outstanding and exercisable two [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 01, 2023
Outstanding and exercisable	$ 373,000
Outstanding and exercisable three [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 01, 2023
Outstanding and exercisable	$ 5,000,000
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Balance | Integer
Granted | Integer		515,000
Exercised | Integer		(250,000)
Balance | Integer	265,000
Outstanding and exercisable	$ 265,000
Restricted Stock Units [Member] | Outstanding and exercisable one [member]
Disclosure of classes of share capital [line items]
Date granted	Nov. 04, 2022
Vesting date	Aug. 02, 2023
Outstanding and exercisable	$ 250,000
Restricted Stock Units [Member] | Outstanding and exercisable two [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 13, 2023
Vesting date	Mar. 12, 2024
Outstanding and exercisable	$ 7,500
Restricted Stock Units [Member] | Outstanding and exercisable three [member]
Disclosure of classes of share capital [line items]
Date granted	Mar. 13, 2023
Vesting date	Mar. 12, 2025
Outstanding and exercisable	$ 7,500